Summary of significant accounting policies	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Summary of significant accounting policies

Fiscal Year

The Group’s fiscal year ends on December 31.

Principles of Consolidation

The consolidated financial statements include the accounts of WISeKey and its wholly-owned or majority-owned subsidiaries over which the Group has control.

The consolidated comprehensive loss and net loss of non-wholly owned subsidiaries is attributed to owners of the Group and to the noncontrolling interests in proportion to their relative ownership interests.

Intercompany income and expenses, including unrealized gross profits from internal group transactions and intercompany receivables, payables and loans have been eliminated.

Use of Estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make certain estimates, judgments and assumptions. We believe these estimates, judgements and assumptions are reasonable, based upon information available at the time they were made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities as of the date of the financial statements as well as the reported amounts of revenues and expenses during the periods presented. To the extent there are differences between these estimates, judgments or assumptions and the actual results, our consolidated financial statements will be affected. In many cases, the accounting treatment of a particular transaction is specifically dictated by US GAAP and does not require management’s judgment in its application. There are also areas in which management’s judgment in selecting from available alternatives would not produce a materially different result.

Foreign Currency

In general, the functional currency of a foreign operation is the local currency. Assets and liabilities recorded in foreign currencies are translated at the exchange rate on the balance sheet date. Revenue and expenses are translated at average rates of exchange prevailing during the year. The effects of foreign currency translation adjustments are included in stockholders’ equity as a component of accumulated other comprehensive income/loss. The Group's reporting currency is USD.

Cash and Cash Equivalents

Cash consists of deposits held at major banks that are readily available. Cash equivalents consist of highly liquid investments that are readily convertible to cash and that mature within three months or less from the date of purchase. The carrying amounts approximate fair value due to the short maturities of these instruments.

Accounts Receivable

Receivables represent rights to consideration that are unconditional and consist of amounts billed and currently due from customers, and revenues that have been recognized for accounting purposes but not yet billed to customers. The Group extends credit to customers in the normal course of business and in line with industry practices.

Allowance for Doubtful Accounts

We record allowance for doubtful accounts based upon a specific review of all outstanding invoices. We write off a receivable and charge it against its recorded allowance when we have exhausted our collection efforts without success.

Inventories

Inventories are stated at the lower of cost or net realizable value. Costs are calculated using standard costs, approximating average costs. Finished goods and work-in-progress inventories include material, labor and manufacturing overhead costs. The Group records write-downs on inventory based on an analysis of obsolescence or a comparison to the anticipated demand or market value based on a consideration of marketability and product maturity, demand forecasts, historical trends and assumptions about future demand and market conditions.

Property, Plant and Equipment

Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method based on estimated useful lives which range from 1 to 8 years. Leasehold improvements are amortized over the lesser of the estimated useful lives of the improvements or the lease terms, as appropriate. Property, plant and equipment are periodically reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Intangible Assets

Those intangible assets that are considered to have a finite useful life are amortized over their useful lives, which generally range from 1 to 14 years. Each period we evaluate the estimated remaining useful lives of intangible assets and whether events or changes in circumstances require a revision to the remaining periods of amortization or that an impairment review be carried out. As at December 31, 2018 and 2017, all intangible assets held by the Group have been determined to have a finite life.

Leases

In line with ASC 842, the Group, as a lessee, recognizes right-of-use assets and related lease liabilities on its balance sheet for all arrangements with terms longer than twelve months, and reviews its leases for classification between operating and finance leases. Obligations recorded under operating and finance leases are identified separately on the balance sheet. Assets under finance leases and their accumulated amortization are disclosed separately in the notes. Operating and finance lease assets and operating and finance lease liabilities are measured initially at an amount equal to the present value of minimum lease payments during the lease term, as at the beginning of the lease term.

We have elected the short-term lease practical expedient whereby we do not present short-term leases on the consolidated balance sheet as these leases have a lease term of 12 months or less at lease inception and do not contain purchase options or renewal terms that we are reasonably certain to exercise.

We have also elected the practical expedients related to lease classification of leases that commenced before the effective date of ASC 842.

We adopted ASC 842 as of January 01, 2019 using the cumulative effect adjustment approach. Accordingly, previously reported financial statements, including footnote disclosures, have not been restated to reflect the application of the new standard to all comparative periods presented.

Goodwill and Other Indefinite-Lived Intangible Assets:

Goodwill and other indefinite-lived intangible assets are not amortized, but are subject to impairment analysis at least once annually.

Goodwill is allocated to the reporting unit in which the business that created the goodwill resides. A reporting unit is an operating segment, or a business unit one level below that operating segment, for which discrete financial information is prepared and regularly reviewed by segment management. We review our goodwill and indefinite lived intangible assets annually for impairment, or sooner if events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. We use October 1st as our annual impairment test measurement date.

Equity Securities

Equity securities are any security representing an ownership interest in an entity or the right to acquire or dispose of an ownership interest in an entity at fixed or determinable prices, in accordance with ASC 321, i.e. investments that do not qualify for accounting as a derivative instrument, an investment in consolidated subsidiaries, or an investment accounted for under the equity method.

We account for these investments in equity securities at fair value at the reporting date, except for those investments without a readily determinable fair value where we have elected the measurement at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer, in line with ASC 321. Changes in fair value are accounted for in the income statement as a non-operating income/expense.

Provision for Onerous Contracts

The Group recognizes a provision where the Group has a present legal or constructive obligation as a result of past events, and it is probable that an outflow of resources will be required to settle the obligation and when the amount can be reliably estimated. It is recorded in Other Liabilities.

Revenue Recognition

WISeKey’s policy is to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, WISeKey applies the following steps:

-	Step 1: Identify the contract(s) with a customer.

-	Step 2: Identify the performance obligations in the contract.

-	Step 3: Determine the transaction price.

-	Step 4: Allocate the transaction price to the performance obligations in the contract.

-	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

Revenue is measured based on the consideration specified in a contract with a customer and excludes amounts collected on behalf of third parties. We typically allocate the transaction price to each performance obligation on the basis of the relative standalone selling prices of each distinct good or service promised in the contract. If a standalone price is not observable, we use estimates.

The Group recognizes revenue when it satisfies a performance obligation by transferring control over goods or services to a customer. The transfer may be done at a point in time (typically for goods) or over time (typically for services). The amount of revenue recognized is the amount allocated to the satisfied performance obligation. For performance obligations satisfied over time, the revenue is recognized over time, most frequently on a prorata temporis basis as most of the services provided by the Group relate to a set performance period.

If the Group determines that the performance obligation is not satisfied, it will defer recognition of revenue until it is satisfied.

We present revenue net of sales taxes and any similar assessments.

The Group delivers products and records revenue pursuant to commercial agreements with its customers, generally in the form of an approved purchase order or sales contract.

Where products are sold under warranty, the customer is granted a right of return which, when exercised, may result in either a full or partial refund of any consideration received, or a credit that can be applied against amounts owed, or that will be owed, to WISeKey. For any amount received or receivable for which we do not expect to be entitled to because the customer has exercised its right of return, we recognize those amounts as a refund liability.

Contract Assets

Contract assets consists of accrued revenue where WISeKey has fulfilled its performance obligation towards the customer but the corresponding invoice has not yet been issued. Upon invoicing, the asset is reclassified to trade accounts receivable until payment.

Deferred Revenue

Deferred revenue consists of amounts that have been invoiced and paid but have not been recognized as revenue. Deferred revenue that will be realized during the succeeding 12-month period is recorded as current and the remaining deferred revenue recorded as non-current. This would relate to multi-year certificates or licenses.

Contract Liability

Contract liability consists of either:

-	amounts that have been invoiced and not yet paid, nor recognized as revenue. Upon payment, the liability is reclassified to deferred revenue if the amounts still have not been recognized as revenue. Contract liability that will be realized during the succeeding 12-month period is recorded as current and the remaining contract liability recorded as non-current. This would relate to multi-year certificates or licenses.

-	advances from customers not supported by invoices.

Sales Commissions

Sales commission expenses where revenue is recognized are recorded in the period of revenue recognition.

Cost of Sales

Our cost of sales consists primarily of expenses associated with the delivery and distribution of our services and products. These include expenses related to the license to the Global Cryptographic ROOT Key, the global Certification authorities as well as the digital certificates for people, servers and objects, expenses related to the preparation of our secure elements and the technical support provided on the Group's ongoing production and on the ramp-up phase, including materials, labor, test and assembly suppliers, and subcontractors, freights costs, as well as the amortization of probes, wafers and other items that are used in the production process.

Research and Development and Software Development Costs

All research and development costs and software development costs are expensed as incurred.

Advertising Costs

All advertising costs are expensed as incurred.

Pension Plan

The Group maintains two defined benefit post retirement plans:

-	one that covers all employees working for WISeKey SA in Switzerland, and

-	one for the French employees of WISeKey Semiconductors SAS.

In accordance with ASC 715-30, Defined Benefit Plans – Pension, the Group recognizes the funded status of the plan in the balance sheet. Actuarial gains and losses are recorded in accumulated other comprehensive income / (loss).

Stock-based Compensation

Stock-based compensation costs are recognized in earnings using the fair-value based method for all awards granted. Fair values of options and awards granted are estimated using a Black-Scholes option pricing model. The model’s input assumptions are determined based on available internal and external data sources. The risk-free rate used in the model is based on the Swiss treasury rate for the expected contractual term. Expected volatility is based on historical volatility of WIHN class B shares.

Compensation costs for unvested stock options and awards are recognized in earnings over the requisite service period based on the fair value of those options and awards at the grant date.

In accordance with the Group’s adoption of ASU 2018-07 from January 01, 2019, the treatment of nonemployee share-based payments, previously subject to ASC 505, was aligned with existing guidance on employee share-based payments in ASC 718. As a result, nonemployee share-based payment transactions are measured by estimating the fair value of the equity instruments that an entity is obligated to issue and the measurement date will be consistent with the measurement date for employee share-based payment awards (i.e., grant date for equity-classified awards).

Income Taxes

Taxes on income are accrued in the same period as the revenues and expenses to which they relate.

Deferred taxes are calculated on the temporary differences that arise between the tax base of an asset or liability and its carrying value in the balance sheet of our companies prepared for consolidation purposes, with the exception of temporary differences arising on investments in foreign subsidiaries where WISeKey has plans to permanently reinvest profits into the foreign subsidiaries.

Deferred tax assets on tax loss carry-forwards are only recognized to the extent that it is “more likely than not” that future profits will be available and the tax loss carry-forward can be utilized.

Changes to tax laws or tax rates enacted at the balance sheet date are taken into account in the determination of the applicable tax rate provided that they are likely to be applicable in the period when the deferred tax assets or tax liabilities are realized.

WISeKey is required to pay income taxes in a number of countries. WISeKey recognizes the benefit of uncertain tax positions in the financial statements when it is more likely than not that the position will be sustained on examination by the tax authorities. The benefit recognized is the largest amount of tax benefit that is greater than 50 percent likely of being realized on settlement with the tax authority, assuming full knowledge of the position and all relevant facts. WISeKey adjusts its recognition of these uncertain tax benefits in the period in which new information is available impacting either the recognition or measurement of its uncertain tax positions.

Research Tax Credits

Research tax credits are provided by the French government to give incentives for companies to perform technical and scientific research. Our subsidiary WISeKey Semiconductors SAS is eligible to receive such tax credits.

These research tax credits are presented as a reduction of Research & development expenses in the income statement when companies that have qualifying expenses can receive such grants in the form of a tax credit irrespective of taxes ever paid or ever to be paid, the corresponding research and development efforts have been completed and the supporting documentation is available. The credit is deductible from the entity’s income tax charge for the year or payable in cash the following year, whichever event occurs first. The tax credits are included in noncurrent deferred tax credits in the balance sheet in line with ASU 2015-17.

Earnings per Share

Basic earnings per share are calculated using WISeKey International Holding AG’s weighted-average outstanding common shares. When the effects are not antidilutive, diluted earnings per share is calculated using the weighted-average outstanding common shares and the dilutive effect of stock options as determined under the treasury stock method.

Segment Reporting

Our chief operating decision maker, who is also our Chief Executive Officer, regularly reviews information collated into two segments for purposes of allocating resources and assessing budgets and performance. We report our financial performance based on this segment structure described in Note 35.

Recent Accounting Pronouncements

Adoption of new FASB Accounting Standard in the current year – Prior-Year Financial Statements not restated:

In 2019, the Group adopted ASU 2016-02, Leases (Topic 842), which, under its core principle, requires a lessee to recognize lease assets and liabilities on the balance sheet for all arrangements with terms longer than 12 months. The Group also adopted ASU 2018-11, Leases (Topic 842), and ASU 2018-10, Codification improvements to Topic 842, which provides a new transition method and a practical expedient for separating components of a contract intended to reduce costs and ease implementation of the lease standard for financial statement preparers. There have also been some practical expedients provided with the aim of simplifying adoption and the Group has elected to apply these. The practical expedients allow that an entity need not reassess any expired or existing contracts, nor reassess the lease classification for expired or existing leases, nor reassess initial direct costs for existing leases. They must all be applied as a package. Following on from ASU 2018-11, entities are permitted to elect not to restate comparative periods in the period of adoption. The Group has elected to follow this guidance.

As a result of the adoption of ASU 2016-02, the Group, as a lessee, recognized right-of-use assets and related lease liabilities on its balance sheet for all arrangements with terms longer than twelve months from January 01, 2019. In line with the practical expedients, WISeKey did not reassess any expired or existing contracts, nor reassess the lease classification for expired or existing leases, nor reassess initial direct costs for existing leases. The majority of leases held as at January 01, 2019 (the application date) were classified as operating leases in prior periods and should continue to be treated as such. There was no material impact on the Group’s results of operations in 2019 upon adoption of the new standard.

We adopted ASC 842 as of January 01, 2019 using the cumulative effect adjustment approach. Accordingly, previously reported financial statements, including footnote disclosures, have not been recast to reflect the application of the new standard to all comparative periods presented. Financial statements for the year ended December 31, 2018 have not been restated.

The Group's disclosures regarding its leasing activities have been expanded to enable users of our consolidated financial statements to better understand the impact from leasing. Information regarding our adoption of ASU 2016-02 and its impact on the Group's consolidated financial statements and related disclosures is provided in Note 4 in the Leases subsection and in Note 17.

In 2019, the Group adopted ASU 2018-07, Compensation-Stock Compensation, which supersedes most of the prior accounting guidance on nonemployee share-based payments, and instead aligns it with existing guidance on employee share-based payments in ASC 718. As a result, nonemployee share-based payment transactions were measured by estimating the fair value of the equity instruments that an entity is obligated to issue and the measurement date is consistent with the measurement date for employee share-based payment awards. WISeKey was required to measure these nonemployee awards at fair value as of the beginning of the fiscal year of adoption. Because all costs were recognized in 2018, there was no impact on the Group results of operations or financial condition in 2019 upon adoption of the new standard.

New FASB Accounting Standard to be adopted in the future:

In August 2018, The FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement.

Summary: ASU 2018-13 modifies the disclosure requirements on fair value measurements in Topic 820 as follows:

The following disclosure requirements were removed from Topic 820:

·	The amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy; The policy for timing of transfers between levels;

·	The valuation processes for Level 3 fair value measurements; and for non-public entities, the changes in unrealized gains and losses for the period included in earnings for recurring Level 3 fair value measurements held at the end of the reporting period.

The following disclosure requirements were modified in Topic 820:

·	In lieu of a rollforward for Level 3 fair value measurements, a non-public entity is required to disclose transfers into and out of Level 3 of the fair value hierarchy and purchases and issues of Level 3 assets and liabilities; for investments in certain entities that calculate net asset value, an entity is required to disclose the timing of liquidation of an investee’s assets and the date when restrictions from redemption might lapse only if the investee has communicated the timing to the entity or announced the timing publicly; and the amendments clarify that the measurement uncertainty disclosure is to communicate information about the uncertainty in measurement as of the reporting date.

The following disclosure requirements were added to Topic 820:

·	The changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period; and the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. For certain unobservable inputs, an entity may disclose other quantitative information (such as the median or arithmetic average) in lieu of the weighted average if the entity determines that other quantitative information would be a more reasonable and rational method to reflect the distribution of unobservable inputs used to develop Level 3 fair value measurements. In addition, the amendments eliminate at a minimum from the phrase “an entity shall disclose at a minimum” to promote the appropriate exercise of discretion by entities when considering fair value measurement disclosures and to clarify that materiality is an appropriate consideration of entities and their auditors when evaluating disclosure requirements.

Effective Date: The amendments are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted. An entity is permitted to early adopt any removed or modified disclosures upon issuance of ASU No. 2018-13 and delay adoption of the additional disclosures until their effective date.

The Group expects to adopt all of the aforementioned guidance when effective. Management is assessing the impact of the aforementioned guidance on its consolidated financial statements but does not expect it to have a material impact.

In August 2018, The FASB issued ASU 2018-14, Compensation—Retirement Benefits—Defined Benefit Plans—General (Subtopic 715-20): Disclosure Framework—Changes to the Disclosure Requirements for Defined Benefit Plans.

Summary: ASU 2018-14 applies to all employers that sponsor defined benefit pension or other postretirement plans. The amendments modify the disclosure requirements for employers that sponsor defined benefit pension or other postretirement plans.

ASU 2018-14 deletes the following disclosure requirements:

The amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost over the next fiscal year; the amount and timing of plan assets expected to be returned to the employer; related party disclosures about the amount of future annual benefits covered by insurance and annuity contracts and significant transactions between the employer or related parties and the plan.

For public entities, the effects of a one-percentage-point change in assumed health care cost trend rates on the (a) aggregate of the service and interest cost components of net periodic benefit costs and (b) benefit obligation for postretirement health care benefits.

ASU 2018-14 adds/clarifies disclosure requirements related to the following:

The weighted-average interest crediting rates for cash balance plans and other plans with promised interest crediting rates; An explanation of the reasons for significant gains and losses related to changes in the benefit obligation for the period; The projected benefit obligation (PBO) and fair value of plan assets for plans with PBOs in excess of plan assets; The accumulated benefit obligation (ABO) and fair value of plan assets for plans with ABOs in excess of plan assets.

Effective Date: The amendments are effective for fiscal years ending after December 15, 2020 for public business entities. Early adoption is permitted. The Group expects to adopt all of the aforementioned guidance when effective. Management does not expect the aforementioned guidance to have an impact on its consolidated financial statements, other than the required changes in disclosures.

In April 2019, The FASB issued Accounting Standards Update (ASU) No. 2019-04, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, Codification improvements:

Summary: ASU 2019-04 clarifies and improves areas of guidance related to the recently issued standards on credit losses, hedging, and recognition and measurement of financial instruments to ASU 2016-01, 2016-13 & 2017-12. Since issuance of these standards, the FASB has identified areas that need clarification and correction, resulting in changes similar to those issues under its ongoing Codification improvements.

Effective Date: The amendments related to ASU 2016-01 are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is generally permitted.

The Company expects to adopt all of the aforementioned guidance when effective. Management is assessing the impact of the aforementioned guidance on its consolidated financial statements but does not expect it to have a material impact.

In December 2019, The FASB issued Accounting Standards Update (ASU) no 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (the ASU), as part as part of its overall simplification initiative to reduce costs and complexity of applying accounting standards while maintaining or improving the usefulness of the information provided to users of financial statements. The FASB’s amendments primarily impact ASC 740, Income Taxes,  and may impact both interim and annual reporting periods.

It eliminates the need for an organization to analyze whether the following apply in a given period:

·	Exception to the incremental approach for intraperiod tax allocation;

·	Exceptions to accounting for basis differences when there are ownership changes in foreign investments; and

·	Exception in interim period income tax accounting for year-to-date losses that exceed anticipated losses.

The ASU also improves financial statement preparers’ application of income tax-related guidance and simplifies GAAP for:

·	Franchise taxes that are partially based on income;

·	Transactions with a government that result in a step up in the tax basis of goodwill;

·	Separate financial statements of legal entities that are not subject to tax; and

·	Enacted changes in tax laws in interim periods.

Effective Date: The amendments related to ASU 2019-12 are effective for public business entities for annual reporting periods beginning after December 15, 2020, and interim periods within those reporting periods. Early adoption is permitted in any interim or annual period, with any adjustments reflected as of the beginning of the fiscal year of adoption.

The Company expects to adopt all of the aforementioned guidance when effective. Management is assessing the impact of the aforementioned guidance on its consolidated financial statements but does not expect it to have a material impact.